Cash and cash equivalents: (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents:
Schedule of cash and cash equivalents

	December 31,
	2023		2024
Cash held at banks	Ps.	10,751,796	Ps.	11,495,389
Short term investments		3,121,101		8,588,068
Total cash and cash equivalents	Ps.	13,872,897	Ps.	20,083,457